BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Functional currency and presentation currency (Details)	12 Months Ended
	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / R$	Dec. 31, 2022 $ / $	Dec. 31, 2022 $ / CLF	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / R$	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / CLF	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / R$	Dec. 31, 2020 $ / $	Dec. 31, 2020 $ / CLF
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Minimum accumulated inflation rate for three year stands out	100.00%
Exchange rates and value of the UF at the close	855.86	164.03	4.83	0.116	844.69	151.36	8.22	0.123	710.95	136.80	8.44	0.103